Goodwill and Other Intangible Assets (Details) - Schedule of estimated aggregate amortization expense for finite-lived intangibles $ in Thousands	Jul. 03, 2022 USD ($)
Schedule Of Estimated Aggregate Amortization Expense For Finite Lived Intangibles Abstract
2023	$ 6,088
2024	4,453
2025	879
2026	648
2027	370
Thereafter	$ 526